PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.9%
Municipal Bonds
Anaheim Housing & Pub. Improvements Auth. Rev., Series C, Rfdg.	5.000%	10/01/45	2,000	$2,032,640
Bay Area Toll Auth. Rev.,
San Francisco Bay Area Toll Bridge, Series G, Rfdg. (Mandatory put date 04/01/24)	2.000(cc)	04/01/53	1,000	995,822
Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	750	704,802
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond Clean Energy Proj., Series B-1 (Mandatory put date 08/01/29)	5.000(cc)	07/01/53	1,000	1,041,395
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	1,350	1,342,358
Green Bond-Clean Energy Proj., Series A (Mandatory put date 12/01/27)	4.000(cc)	10/01/52	2,500	2,481,424
Green Bonds, Series C	5.000	10/01/24	500	502,173
Green Bonds, Series D (Mandatory put date 11/01/28)	5.500(cc)	05/01/54	2,000	2,113,995
Series B-1, Green Bond (Mandatory put date 08/01/31)	4.000(cc)	02/01/52	2,000	1,962,463
Series B-2, Green Bond (Mandatory put date 08/01/31)	3.750(cc)	02/01/52	1,120	1,002,191
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	635	678,442
Sr. Series A, Rfdg.	5.000	06/01/25	700	715,750
Sr. Series A, Rfdg.	5.000	06/01/26	1,190	1,234,468
Sr. Series A, Rfdg.	5.000	06/01/29	1,475	1,597,212
Sr. Series A, Rfdg.	5.000	06/01/31	1,885	2,060,892

California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg. (Pre-refunded date 04/01/26)(ee)	5.000	10/01/49	2,085	2,194,302
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	1,415	1,475,118
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,115	1,165,383
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	535	554,669
Commonspirit Hlth., Series A, Rfdg.	5.000	04/01/32	2,275	2,488,186
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	3,005	3,322,426
Lucile Salter Packard Children’s Hosp. at Stanford, Series A, Rfdg.	5.000	05/15/26	1,000	1,048,703
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	334,212
Stanford Healthcare, Series A	5.000	08/15/33	1,000	1,193,157
Stanford Healthcare, Series A, Rfdg.	5.000	11/15/24	1,550	1,577,156
Stanford Healthcare, Series A, Rfdg. (Mandatory put date 08/15/25)	3.000(cc)	08/15/54	1,650	1,650,626

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Hlth. Facs. Fing. Auth. Rev., (cont’d.)
Sutter Hlth., Series A	5.000%	11/15/30	500	$536,983
Sutter Hlth., Series A	5.000	11/15/36	2,085	2,191,090
Sutter Hlth., Series A, Rfdg.	5.000	11/15/35	885	936,737
California Infrast. & Econ. Dev. Bank Rev.,
Academy of Motion Picture Arts & Sciences Oblig., Series A, Rfdg.	4.000	11/01/41	1,000	1,015,653
Brightline Passenger Rail Proj., Series A, Rmkt., AMT (Mandatory put date 01/31/24), 144A	3.650(cc)	01/01/50	800	798,268
J. Paul Getty Trust, Series B-1, Rfdg. (Mandatory put date 01/01/24)	0.390(cc)	10/01/47	1,000	998,145
Sustainability Bond CA ACAD Sciences, Series B, Rmkt., Rfdg. (Mandatory put date 08/01/24)	3.650(cc)	08/01/47	2,500	2,500,882
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	395	387,393
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	805,186
Green Bond-Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,045	953,979
Humangood Calif. Oblig. Grp.	4.000	10/01/49	1,000	880,931
Orange Cnty. Civic Ctr. Infrastructure Program Phase 2	5.000	06/01/43	1,500	1,585,432
Series A, 144A	5.500	06/01/48	250	241,337
Spl. Tax, Cmnty. Facs. Dist. No. 2021-11, Otay Ranch Vlg. 8W	5.000	09/01/57	850	855,487
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/25	285	290,112
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/26	1,385	1,417,181
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/31	320	332,747
Temps 85 Aldersly Proj., Series B-1	4.000	11/15/28	595	599,127
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	789,862
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,000	1,918,362
Wste. Mgmt., AMT (Mandatory put date 12/01/23)	4.250(cc)	12/01/44	1,000	1,000,000
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Corp. Proj., Series 2020, Rmkt., Rfdg. (Mandatory put date 09/01/28)	3.700(cc)	08/01/40	1,000	1,016,814
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22^(d)	250	40,000
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39^(d)	500	80,000
Repub. Svcs., Inc. Proj., Rfdg., AMT (Mandatory put date 02/15/24), 144A	4.250(cc)	07/01/43	1,000	995,164
Wste. Mgmt. Proj., Series A, Rmkt. (Mandatory put date 05/01/24)	2.500(cc)	11/01/38	1,375	1,364,625
Wste. Mgmt. Proj., Series A, Rmkt., AMT (Mandatory put date 05/01/24)	2.500(cc)	07/01/31	1,000	990,897
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,005,338
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	296,951

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Sch. Fin. Auth. Rev., (cont’d.)
Green Dot Pub. Sch. Proj., Series A, 144A	4.000%	08/01/25	250	$247,576
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	685,230
Green Dot Pub. Schs. Calif. Proj., Series A, Rfdg., 144A	5.000	08/01/32	700	721,113
KIPP LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,005,883
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/39	1,000	1,036,946
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,512,789
Vista Charter Schs., Series A, 144A	4.000	06/01/51	2,000	1,543,821
California St.,
GO, Rfdg.	3.250	04/01/45	1,000	897,957
GO, Rfdg.	4.000	09/01/26	1,500	1,550,601
GO, Rfdg.	5.000	11/01/26	2,075	2,208,138
GO, Rfdg.	5.000	08/01/28	2,425	2,625,358
GO, Rfdg.	5.000	09/01/28	2,005	2,217,007
GO, Rfdg.	5.000	04/01/33	1,000	1,114,891
GO, Rfdg.	5.000	08/01/46	2,000	2,068,878
GO, Rfdg.	5.250	10/01/50	1,000	1,123,862
GO, Rfdg., AGM	5.250	08/01/32	1,500	1,771,132
Unrefunded Balance, GO, Rfdg.	5.500	04/01/30	5	5,010
Var. Purp., GO	3.000	03/01/28	2,000	2,030,217
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,580	1,618,678
Var. Purp., GO, Rfdg., BAM, TCRs	5.000	09/01/35	1,000	1,051,410
California St. Pub. Wks. Brd. Lease Rev.,
Off. Emerg. Svcs., Series F, Rfdg.	5.000	04/01/25	175	179,894
Var. Capital Proj., Series C, Rfdg.	5.000	09/01/32	1,000	1,179,256

California St. Univ. Rev., Series A	5.250	11/01/53	1,000	1,121,267
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	201,248
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	704,623
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,060,240
Loma Linda Univ. Med. Ctr. Series A, Rfdg.	5.500	12/01/54	1,585	1,585,580
Methodist Hosp. of Southern CA Proj.	5.000	01/01/24	450	450,259
Odd Fellows Home of Cali. Proj., Series A, Rfdg.	4.000	04/01/43	1,000	999,683
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,711,495
Southern Calif. Edison Co., Series D, Rmkt., Rfdg.(hh)	4.500	11/01/33	1,000	1,057,781

Fontana, Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	505,787
Freddie Mac Multifamily Variable Rate Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.507(cc)	09/25/37	9,940	1,021,589
Sustainability Bonds, Series ML-13, Class X	0.961(cc)	07/25/36	16,775	945,562

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Golden St. Tob. Secur. Corp. Rev., Tob. Settlement Asset-Backed Bonds, Series A-1, Rfdg.	5.000%	06/01/51	1,100	$1,127,220
Indio Elec. Fing. Auth. Rev., Series A(hh)	5.250	01/01/48	1,125	1,225,474
Irvine Facs. Fing. Auth., Spl. Tax, Irvine Grt. Park Infrast. Proj., Series A, BAM	5.250	09/01/53	2,560	2,852,059
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	745	791,479
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/42	1,250	1,253,285
Lincoln Pub. Fing. Auth., Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	528	529,294
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,725	2,920,434
Series A	5.500	11/15/30	1,475	1,605,598
Series A	5.500	11/15/32	440	487,350
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.250	05/15/48	1,000	1,043,610
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,161,630
Sr. Bonds, Private Activity, Series H, Rfdg., AMT	5.000	05/15/29	1,000	1,084,135
Sub. Series A, Rfdg., AMT	4.000	05/15/44	1,000	943,022
Sub. Series C, Rfdg.	5.000	05/15/24	390	393,816
Sub-P3. Proj., Series A, Rfdg., AMT	5.000	05/15/28	1,250	1,347,280
Unrefunded, Sub. Series D, Rfdg., AMT	5.000	05/15/35	1,530	1,673,637

Los Angeles Cmnty. Clg. Dist., 2016 Elect., Series C-1, GO	5.000	08/01/24	2,785	2,824,144
Los Angeles Cnty. Rev., TRANS	5.000	06/28/24	1,800	1,820,718
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Series A	5.000	07/01/39	1,000	1,080,539
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev.,
Series A, Rfdg.	5.250	07/01/53	1,000	1,118,599
Series B, Rfdg.	5.000	07/01/43	1,115	1,186,575
Series D, Rfdg.	5.000	07/01/52	1,625	1,770,623

Los Angeles Rev., TRANS	5.000	06/27/24	3,000	3,033,873
Metro. Wtr. Dist. of Southern Calif. Rev.,
Series B, Rfdg.	3.000	07/01/28	2,000	2,044,257
Sub. Series C, Rmkt. (Mandatory put date 05/21/24)	3.440(cc)	07/01/47	2,000	1,997,829

M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,238,925
Northern Calif. Energy Auth. Rev., Series A (Mandatory put date 07/01/24)	4.000(cc)	07/01/49	4,300	4,294,052

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series A, Class 1, Rfdg.	5.000%	06/01/29	1,225	$1,330,193
Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,000	1,071,838

Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	980	1,012,144
Oakland, Measure U, Series A-1, GO	5.500	07/15/53	1,685	1,907,841
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,177,546
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,523,040

Patterson Pub. Fing. Auth., Spl. Tax, Rfdg., AGM	5.000	09/01/39	750	821,212
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.256(t)	08/01/26	1,485	1,362,336
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,835,282

Pittsburg Successor Agy. Redev. Agy. Rev., Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/29	690	744,587
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	797,208
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	2,375	2,546,732

Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Cmnty. Fasc. Dist. No. 14, Series A, Rfdg.	5.000	09/01/35	1,000	1,017,211
Puerto Rico Comnwlth., Restructured, Series A, CABS, GO	3.873(t)	07/01/24	1,429	1,397,362
Puerto Rico Industrial Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	2,100	2,269,257
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/33	1,335	1,439,416
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	4.104(t)	07/01/33	1,048	709,926
Series A-1, CABS	3.431(t)	07/01/24	2,506	2,456,604
Series A-1, CABS	3.924(t)	07/01/27	2,645	2,300,942

Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, Tax Alloc., Rfdg., AGM	5.000	09/01/32	450	456,310
Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg. (Pre-refunded date 11/01/25)(ee)	4.000	11/01/37	190	194,499
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,046,756
Riverside Cnty. Rev., TRANS	5.000	06/28/24	1,000	1,011,772

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Roseville,
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000%	09/01/28	300	$307,124
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	1,165	1,182,107

Sacramento Cnty., Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,092,404
Sacramento Muni. Util. Dist. Rev.,
Green Bonds, Series H, Rfdg.	5.000	08/15/39	465	516,426
Green Bonds, Series K, Rfdg.	5.000	08/15/53	1,000	1,097,623
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sub. Series B, AMT	5.000	07/01/34	1,000	1,093,133
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,072,857
Sub. Series B, Rfdg., AMT	5.000	07/01/37	1,400	1,477,785
Sub. Series C, Rfdg., AMT	5.000	07/01/24	625	630,852

San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,018,112
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg.	5.000	05/01/27	400	421,200
2nd Series A, Rfdg., AMT	5.250	05/01/33	545	546,466
2nd Series, Series C, Rfdg., AMT	5.500	05/01/39	1,000	1,125,244
Series D, Rfdg., AMT	5.000	05/01/26	1,980	2,055,642
Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/24	1,120	1,126,824
Unrefunded, 2nd Series G, Rfdg., AMT	5.000	05/01/27	2,035	2,145,673

San Leandro Cmnty. Facs. Dist. No. 1, Spl. Tax Dist. No. 1	6.500	09/01/25	815	816,752
Sanger Unif. Sch. Dist.,
Prerefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	880	883,121
Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	85	85,030

Santa Maria Joint Union H.S. Dist., Elect. of 2004, CABS, GO, NATL	2.978(t)	08/01/29	1,250	1,057,144
Santa Monica Cmnty. Clg. Dist., Elect. of 2002, Series A, GO, NATL	2.770(t)	08/01/28	1,055	927,833
Southern Calif. Tob. Secur. Auth. Rev., San Diego Co., Asset security, Rfdg.	5.000	06/01/25	1,880	1,923,435
Univ. of California Reg. Med. Ctr. Rev.,
Series L, Rfdg.	5.000	05/15/28	1,000	1,050,800
Series P	5.000	05/15/36	1,500	1,729,110
Univ. of California Rev.,
Series AM	5.250	05/15/38	1,000	1,011,910
Series BE, Rfdg.	5.000	05/15/41	1,195	1,314,197
Series BM, Rfdg.	5.000	05/15/29	1,000	1,130,883

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Vernon Elec. Sys. Rev., Series A	5.000%	04/01/28	2,150	$2,260,138
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,013,164

Total Long-Term Investments (cost $215,205,887)				211,447,869

Short-Term Investment 4.8%

	Shares
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $10,521,331)(wb)		10,521,331	10,521,331

TOTAL INVESTMENTS 101.7% (cost $225,727,218)				221,969,200
Liabilities in excess of other assets(z) (1.7)%				(3,631,666)

Net Assets 100.0%				$218,337,534

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts
TRANS—Tax and Revenue Anticipation Notes

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $120,000 and 0.1% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2023.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
9	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	$1,107,000	$(14,709)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).